Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.50	$ 0.50
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common Stock
Common stock, par value	$ 0.50	$ 0.50
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares outstanding	37,536,363	36,952,762
Treasury stock, shares	4,823,988	4,823,988
Class B Common Stock
Common stock, par value	$ 0.50	$ 0.50
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares outstanding	5,529,944	5,381,132
Treasury stock, shares	48,263	48,263